Proceeds from Sales of Available-For-Sale Investments (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 8,766	$ 34,253	$ 54,740	$ 22,808	$ 77,960